	Clifford Capital Partners Fund
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
97.65%	COMMON STOCKS
13.45%	CONSUMER DISCRETIONARY
	AutoZone, Inc.* . . . . . . . . . . . .	2,080	$ 4,470,170
	Big Lots, Inc. . . . . . . . . . . . . . .	129,500	2,715,615
	eBay Inc. . . . . . . . . . . . . . . .	40,200	1,675,134
	Perdoceo Education Corp.* . . . . . . . . . . . . . .	209,300	2,465,554
	Qurate Retail, Inc. - Class A . . . . . . .	397,900	1,141,973
			12,468,446
8.96%	CONSUMER STAPLES
	General Mills, Inc. . . . . . . . . . . .	59,700	4,504,365
	The Kraft Heinz Co. . . . . . . . . . .	99,600	3,798,744
			8,303,109
5.61%	ENERGY
	Liberty Energy Inc.* . . . . . . . . . . .	153,700	1,961,212
	Schlumberger Ltd. . . . . . . . . . . .	90,500	3,236,280
			5,197,492
22.09%	FINANCIALS
	American Express Co. . . . . . . . . .	23,700	3,285,294
	Community Trust Bancorp, Inc. . . . . . .	84,900	3,433,356
	CVB Financial Corp. . . . . . . . . . .	160,400	3,979,524
	First Citizens BancShares, Inc. . . . . . .	5,160	3,373,505
	First Hawaiian, Inc. . . . . . . . . . . .	150,300	3,413,313
	Westamerica Bancorp. . . . . . . . . .	53,700	2,988,942
			20,473,934
15.04%	HEALTH CARE
	Cardinal Health, Inc. . . . . . . . . . .	65,800	3,439,366
	Change Healthcare, Inc.* . . . . . . . .	170,100	3,922,506
	GSK PLC . . . . . . . . . . . . . . .	98,100	4,270,293
	Johnson & Johnson . . . . . . . . . .	13,000	2,307,630
			13,939,795

1

QUARTERLY REPORT

	Clifford Capital Partners Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
11.74%	INDUSTRIALS
	3M Co. . . . . . . . . . . . . . . . .	16,100	$2,083,501
	HNI Corp. . . . . . . . . . . . . . . .	48,600	1,685,934
	Pitney Bowes Inc. . . . . . . . . . . .	417,800	1,512,436
	Raytheon Technologies Corp. . . . . . .	35,400	3,402,294
	Stericycle, Inc.* . . . . . . . . . . . .	50,200	2,201,270
			10,885,435
16.14%	INFORMATION TECHNOLOGY
	CDK Global, Inc. . . . . . . . . . . . .	46,900	2,568,713
	Cisco Systems, Inc. . . . . . . . . . . .	43,000	1,833,520
	DXC Technology Co.* . . . . . . . . . .	105,000	3,182,550
	EVERTEC, Inc. . . . . . . . . . . . . .	96,100	3,544,168
	NCR Corp.* . . . . . . . . . . . . . .	123,300	3,835,863
			14,964,814
4.62%	MATERIALS
	Compass Minerals International, Inc. . . .	51,100	1,808,429
	Sealed Air Corp. . . . . . . . . . . . .	42,800	2,470,416
			4,278,845
97.65%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		90,511,870
3.23%	MONEY MARKET FUNDS
	Federal Institutional Prime Obligation Fund
	Institutional Class 1.43%** . . . . . . .	2,993,891	2,993,516
100.88%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		93,505,386
-0.88%	Liabilities in excess of other assets . . . . . . . . . . .		(819,560)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$92,685,826

*Non-income producing

**Effective 7 day yield as of June 30, 2022

2

QUARTERLY REPORT

Clifford Capital Partners Fund

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

		Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$90,511,870	$—	$—	$90,511,870
Money Market Funds . . . .	2,993,516			2,993,516
Total Investments . . . . . .	$93,505,386	$—	$—	$93,505,386

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $92,894,821 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$7,157,649
Gross unrealized depreciation . . . .	(6,547,084)
Net unrealized appreciation . . . . .	$610,565

3

QUARTERLY REPORT